Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 724,343	$ 770,885
Costs of goods sold	359,889	408,519
Gross profit	364,454	362,366
Operating expenses:
Selling, general and administrative	254,842	299,172
Impairment loss	2,320	151,017
Total operating expenses	257,162	450,189
Income (loss) from operations	107,292	(87,823)
Other income (expense), net:
Interest expense, net	(55,979)	(60,819)
Other (expense) income, net	(61,929)	1,740
Total other expense, net	(117,908)	(59,079)
Loss before income taxes	(10,616)	(146,902)
Income tax expense	(49,873)	(32,950)
Net loss	(60,489)	(179,852)
Net income (loss) attributable to non-controlling interests, net of tax	13,949	(4,330)
Net loss attributable to Cresco Labs Inc.	$ (74,438)	$ (175,522)
Net loss per share - attributable to Cresco Labs Inc. shareholders:
Basic loss per share (in USD per share)	$ (0.22)	$ (0.54)
Diluted loss per share (in USD per share)	$ (0.22)	$ (0.54)
Basic weighted-average shares outstanding (in shares)	345,474,155	323,819,766
Weighted Average Number of Shares Outstanding, Diluted	345,474,155	323,819,766
Comprehensive loss:
Net loss	$ (60,489)	$ (179,852)
Foreign currency translation differences, net of tax	(1,081)	242
Total comprehensive loss for the period	(61,570)	(179,610)
Comprehensive income (loss) attributable to non-controlling interests, net of tax	13,949	(4,330)
Total comprehensive loss attributable to Cresco Labs Inc.	$ (75,519)	$ (175,280)